Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIGHTHOUSE FUNDS TRUST II
(the “Trust”)
SUPPLEMENT DATED JUNE 29, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
BlackRock Capital Appreciation Portfolio
Jennison Growth Portfolio
T. Rowe Price Large Cap Growth Portfolio
This Supplement provides new information beyond that contained in the Summary Prospectus and Prospectus of each of BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (each a “Portfolio” and collectively, the “Portfolios”) and the Portfolios’ Statement of Additional Information (“SAI”) and should be read in conjunction with such documents.
Effective July 1, 2026 (“Effective Date”), each Portfolio is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio is a non‑diversified fund under the 1940 Act. Shareholders of each Portfolio voted to approve the reclassification of their respective Portfolio from diversified to non‑diversified at a special meeting of shareholders held on June 5, 2026.
In connection with the foregoing, as of the Effective Date, the Summary Prospectus and Prospectus of each Portfolio and the SAI are amended as follows:
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Investment Strategies”:
The Portfolio is non‑diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Risks”:
Non‑Diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Jennison Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIGHTHOUSE FUNDS TRUST II
(the “Trust”)
SUPPLEMENT DATED JUNE 29, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
Jennison Growth Portfolio
This Supplement provides new information beyond that contained in the Summary Prospectus and Prospectus of each of BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (each a “Portfolio” and collectively, the “Portfolios”) and the Portfolios’ Statement of Additional Information (“SAI”) and should be read in conjunction with such documents.
Effective July 1, 2026 (“Effective Date”), each Portfolio is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio is a non‑diversified fund under the 1940 Act. Shareholders of each Portfolio voted to approve the reclassification of their respective Portfolio from diversified to non‑diversified at a special meeting of shareholders held on June 5, 2026.
In connection with the foregoing, as of the Effective Date, the Summary Prospectus and Prospectus of each Portfolio and the SAI are amended as follows:
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Investment Strategies”:
The Portfolio is non‑diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Risks”:
Non‑Diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

T. Rowe Price Large Cap Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIGHTHOUSE FUNDS TRUST II
(the “Trust”)
SUPPLEMENT DATED JUNE 29, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
T. Rowe Price Large Cap Growth Portfolio
This Supplement provides new information beyond that contained in the Summary Prospectus and Prospectus of each of BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (each a “Portfolio” and collectively, the “Portfolios”) and the Portfolios’ Statement of Additional Information (“SAI”) and should be read in conjunction with such documents.
Effective July 1, 2026 (“Effective Date”), each Portfolio is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio is a non‑diversified fund under the 1940 Act. Shareholders of each Portfolio voted to approve the reclassification of their respective Portfolio from diversified to non‑diversified at a special meeting of shareholders held on June 5, 2026.
In connection with the foregoing, as of the Effective Date, the Summary Prospectus and Prospectus of each Portfolio and the SAI are amended as follows:
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Investment Strategies”:
The Portfolio is non‑diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Risks”:
Non‑Diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

BlackRock Capital Appreciation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIGHTHOUSE FUNDS TRUST II
(the “Trust”)
SUPPLEMENT DATED JUNE 29, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
BlackRock Capital Appreciation Portfolio
This Supplement provides new information beyond that contained in the Summary Prospectus and Prospectus of each of BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (each a “Portfolio” and collectively, the “Portfolios”) and the Portfolios’ Statement of Additional Information (“SAI”) and should be read in conjunction with such documents.
Effective July 1, 2026 (“Effective Date”), each Portfolio is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio is a non‑diversified fund under the 1940 Act. Shareholders of each Portfolio voted to approve the reclassification of their respective Portfolio from diversified to non‑diversified at a special meeting of shareholders held on June 5, 2026.
In connection with the foregoing, as of the Effective Date, the Summary Prospectus and Prospectus of each Portfolio and the SAI are amended as follows:
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Investment Strategies”:
The Portfolio is non‑diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio
In the Portfolio Summary of the Summary Prospectus and the Prospectus of each Portfolio, the following is added after the last paragraph of the section entitled “Principal Risks”:
Non‑Diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.